Deferred Acquisition Costs and Loan Advances	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Deferred Acquisition Costs and Loan Advances

Deferred Acquisition Costs and Loan Advances:

On June 15, 2006, the Company entered into an agreement with Emco Corporation (“Emco”) whereby the Company was granted an option to acquire 80% of the issued and outstanding shares of Minanca, which owns mineral exploration property in Ecuador (the “Property”), for an aggregate purchase price of $30,400,000 comprised of 10 million restricted common shares of the Company at an issue price of $3 per common share and a cash payment of $400,000.

Under the terms of the acquisition agreement and pursuant to settlement of the acquisition, the Company was obligated to pay loan advances of $7,000,000.

As of February 29, 2012, the loan advances equalled $6,100,000. Minanca is to undertake to grant a mortgage of all its assets to the Company as security against the loan advances noted above. Repayment of the loan advances rank in priority ahead of any dividend or distribution payments to shareholders of Minanca.

On December 9, 2007, the Company entered into an agreement with Emco to cancel the acquisition by Panex of an 80% interest in Minanca. As a consequence, neither party has any further rights or obligations to each other, except that Minanca remains indebted to Panex for an amount of $6,100,000 which it had agreed to repay as follows:

         i.            payment of US$250,000 to Panex by close of business on December 14, 2007;

       ii.            payment of US$1,750,000 to Panex within 21 days of the execution of the agreement; and

     iii.            payment of the remainder of the loan balance in accordance with the provisions of the June 2006 agreement (which provided for loan repayment from cash surpluses from the sale of mineral products) or as otherwise agreed between the parties.

Through, and, subsequent to, February 29, 2012, no repayments have been made. The loan was fully reserved for in the financial statements during the year ended August 31, 2007, however management continues to seek recovery of all or part of the loan.

On June 16, 2006, the Company paid $400,000 as per the terms of the agreement and provided a loan advance of $100,000 to Minanca. Prior to August 31, 2007, the Company had recorded the $400,000 as deferred acquisition costs pending the final settlement of the agreement, however this amount was expensed to the income statement during the year ended August 31, 2007.

Financing Activities:

On February 24, 2012, the Company entered into debt settlement agreements with creditors and related parties in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.02 per share. As a result, the Company will no longer be indebted as further set forth in the debt settlement agreements as follows:

Ross Doyle, a related party for $ 39,551, for a total of 1,977,553 shares at a price of $0.02 per share.

Werte AG, a creditor, for $ 80,000, for a total of 4,000,000 shares at a price of $0.02 per share.

Lars Pearl, a creditor, for $ 50,000, for a total of 2,500,000 shares at a price of $0.02 per share.

During the period, the Company also received cash of $162,000 from a private placement of 2,025,000 shares of common stock shares at $0.08 per share. The common stock has not yet been issued.

On June 15, 2006, the Company entered into an agreement with Emco Corporation (“Emco”) whereby the Company was granted an option to acquire 80% of the issued and outstanding shares of Minanca, which owns mineral exploration property in Ecuador (the “Property”), for an aggregate purchase price of $30,400,000 comprised of 10 million restricted common shares of the Company at an issue price of $3 per common share and a cash payment of $400,000.

Under the terms of the acquisition agreement and pursuant to settlement of the acquisition, the Company was obligated to pay loan advances of $7,000,000 to Minanca as follows:

i.	$1,500,000 within 15 days of settlement of the acquisition transaction for upgrade expenditures on the Property (paid in full);

ii.	$400,000 by July 31, 2006 for upgrades to the Property (paid in full);

iii.	$1,375,000 by October 2, 2006 to be paid for existing debt owed by Minanca (paid in full); and

iv.	The balance of $3,725,000 for exploration expenditures on the Property to be paid equally over a period of 5 months beginning September 1, 2006 with the final payment due on January 1, 2007 (the total amount has been paid in full).

As of August 31, 2011 and 2010 the loan advances equalled $6,100,000. Minanca is to undertake to grant a mortgage of all its assets to the Company as security against the loan advances noted above. Repayment of the loan advances rank in priority ahead of any dividend or distribution payments to shareholders of Minanca.

On December 9, 2007, the Company entered into an agreement with Emco to cancel the acquisition by Panex Resources of an 80% interest in Minanca. As a consequence, neither party has any further rights or obligations to each other, except that Minanca remains indebted to Panex Resources for an amount of $6,100,000 which it had agreed to repay as follows:

(i)           payment of US$250,000 to Panex Resources by close of business on December 14, 2007;

(ii)           payment of US$1,750,000 to Panex Resources within 21 days of the execution of the agreement; and

(iii) payment of the remainder of the loan balance in accordance with the provisions of the June 2006 agreement (which provided for loan repayment from cash surpluses from the sale of mineral products) or as otherwise agreed between the parties.

As at the date of this report, no repayments have been made. The loan was fully reserved for in the financial statements during the year ended August 31, 2007, however management continues to seek recovery of all or part of the loan.

On June 16, 2006, the Company paid $400,000 as per the terms of the agreement and provided a loan advance of $100,000 to Minanca. Prior to August 31, 2007, the Company had recorded the $400,000 as deferred acquisition costs pending the final settlement of the agreement, however this amount was expensed to the income statement during the year ended August 31, 2007.